Summary of Significant Accounting Policies (Policies)	3 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Effective March 9, 2026 (the date of the closing of the Company’s initial public offering, or “IPO”), the Company’s financial statements are presented on a consolidated basis. The audited financial statements for all periods presented, including the historical results of the Company prior to March 9, 2026, are now referred to as the “consolidated financial statements.”
Prior to March 9, 2026, the Company operated as the diabetes business of Medtronic plc (“Medtronic” or the “Parent”) and did not exist as a separate, stand‑alone legal entity. The accompanying consolidated financial statements present the historical financial position, results of operations, and cash flows of the diabetes business for periods prior to March 9, 2026, as historically managed within Medtronic (the “Diabetes Business” or the “Company”), prepared on a carve‑out basis in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
The consolidated financial statements have been prepared in U.S. dollars and should be read in conjunction with the Company’s audited combined financial statements and related notes for the fiscal year ended April 25, 2025, contained in the Company’s final prospectus filed on March 6, 2026 with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, relating to the Registration Statement on Form S-1 (the “IPO Prospectus”). Figures within the consolidated financial statements are rounded, and certain totals may not sum precisely.
All revenues, costs, assets, and liabilities that are either legally attributable to or directly associated with the Company’s business activities are included in the consolidated financial statements herein. Prior to the closing of the Company’s IPO, the Company functioned together with other businesses controlled by Medtronic. Accordingly, the Company relied on Medtronic’s corporate and other support functions for its business and certain corporate and shared expenses have been allocated, including, but not limited to, finance and accounting, legal, information technology, human resources, facilities, warehousing, distribution, logistics, marketing, insurance, employee benefits and incentives, restructuring and associated costs, and stock-based compensation. However, the allocations may not reflect the expenses the Company would have incurred if the Company had been a standalone company for the periods presented. Total costs allocated to the Company prior to the IPO were $298 million and $344 million for the fiscal years ended April 24, 2026 and April 25, 2025, respectively, and are included in the consolidated statements of operations. All such amounts have been deemed to have been incurred and settled by the Company in the period in which the costs were recorded and are included in Net investment from Parent. All of these expenses have been allocated on a basis considered reasonable by management, using either specific identification when identifiable, or proportional allocations determined on the basis of revenue, usage, headcount, or other measures. Management considers the basis on which these expenses have been allocated to be a reasonable reflection of the utilization of such services by the Company.
The consolidated financial statements also include certain assets and liabilities that were historically recorded at the Medtronic corporate level but are specifically identifiable or otherwise attributable to the Company. Cash and cash equivalents legally owned and held by the Company are reflected in the consolidated balance sheets. Medtronic uses a centralized approach to cash management and financing of its operations and Medtronic funds the Company’s operating and investing activities as needed. The Company historically participated in related cash pooling arrangements to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were remitted regularly from the Company’s accounts. Prior to the IPO, substantially all of the Company’s cash was managed through Medtronic’s centralized treasury and cash pooling arrangements, and as a result, historical cash and cash equivalents presented may not be indicative of the Company’s standalone cash balances. Third-party debt and related interest expense of Medtronic were not attributed to the Company for the periods presented as the Company was not the sole legal obligor of such debt and Medtronic’s borrowings were not directly attributable to the Company, nor secured solely by the Company’s assets or guaranteed by the Company.
Net investment from Parent represents Medtronic’s interest in the Company’s net assets. As a direct ownership relationship does not exist between the various entities of the Company, Net investment from Parent is shown in the consolidated balance sheets herein. All significant transactions between Medtronic and the Company have been included in the consolidated financial statements. All intercompany transactions and balances prior to the Company’s IPO and separation from Medtronic (the “Separation”) have been eliminated. The Company continued to be funded through Medtronic’s cash management strategy through the IPO date the Separation (see Note 14. “Related Party Transactions” for more information). Transactions between Medtronic and the Company for periods prior to the Company’s IPO are deemed to have been settled immediately through Medtronic’s net investment. The net effect of the settlement of related party transactions is reflected as “Net transfers from Parent,” a financing activity in the consolidated statements of cash flows and “Net investment from Parent” in the consolidated balance sheets.
Basis of Presentation
The Company has prepared the accompanying unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting only of normal and recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.
These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 24, 2026, filed with the Securities and Exchange Commission (“SEC”). The financial results for the interim periods presented are not necessarily indicative of the results to be expected for the full fiscal year or any other future period. Figures within the condensed consolidated financial statements are rounded, and certain totals may not sum precisely.
Effective March 9, 2026, upon the closing of the Company’s initial public offering (“IPO”) and separation from Medtronic plc (“Medtronic” or “Parent”), the Company’s financial statements are presented on a consolidated basis. For periods prior to March 9, 2026, the Company operated as the diabetes business of Medtronic and did not exist as a separate, stand‑alone legal entity. Accordingly, financial data for periods prior to the IPO are presented on a carve-out basis derived from the historical financial statements and accounting records of Medtronic, reflecting the historical financial position, results of operations, and cash flows as historically managed within Medtronic. The Company continues to engage in transactions with Medtronic and certain of its affiliates, including pursuant to transition and other commercial arrangements entered into in connection with the Company’s separation from Medtronic (the “Separation”). Amounts due to and from Medtronic, as well as expenses incurred under these arrangements, are presented within the accompanying condensed consolidated financial statements. See Note 14, “Related Party Transactions,” for additional information.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Estimates are used when accounting for items such as income taxes, contingencies, goodwill and intangible assets, equity investments, rebates, and liability valuations. Actual results may or may not differ from those estimates.
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Estimates are used when accounting for items such as income taxes, contingencies, goodwill and intangible assets, equity investments, rebates, and liability valuations. Actual results may or may not differ from those estimates.

Fiscal Year-End
Fiscal Year-End
The Company utilizes a 52/53-week fiscal year, ending the last Friday in April, for the presentation of its consolidated financial statements and related notes thereto at April 24, 2026 and April 25, 2025, and for each of the fiscal years ended April 24, 2026 (fiscal year 2026), April 25, 2025 (fiscal year 2025) and April 26, 2024 (fiscal year 2024).

Cash Equivalents
Cash Equivalents
The Company considers highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents. These investments are carried at cost, which approximates fair value.

Investments
Investments
The Company invests in marketable equity securities, including investments that do not have readily determinable fair values and investments accounted for under the equity method. Certain of the Company’s investments in marketable equity securities are long-term, strategic investments in companies that are in various stages of development and are included in other assets on the consolidated balance sheets. Equity investments that do not have readily determinable fair values are measured using the measurement alternative at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Equity securities accounted for under the equity method are initially recorded at the amount of the Company’s investment and are adjusted each period for the Company’s share of the investee’s income or loss and dividends paid. Securities accounted for under the equity method are reviewed quarterly for changes in circumstance or the occurrence of events that suggest other than temporary impairment has occurred.

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
The Company grants credit to customers in the normal course of business and maintains an allowance for credit losses. When evaluating allowance for credit losses, the Company considers various factors, including historical experience and customer-specific information. Uncollectible accounts are written off against the allowance when it is deemed that a customer account is uncollectible. The Company estimates expected credit losses on a pool basis when similar risk characteristics are present. Portfolio segments are determined based on geography and type of customer. Type of customer includes Direct Consumers, Distributors, and National Healthcare Systems. Customer type is further disaggregated by country or region for determining portfolio segments. For each of the portfolio segments, credit losses are estimated based on a historical loss methodology, adjusted for current conditions and supportable forecast. The risk of loss for the Distributor and National Healthcare System receivables is low based on the Company’s historical experience. The risk of loss for Direct Consumer receivables is higher, as these are reliant on direct consumers having the ability to pay, and on the acceptance and payment from third-party payors.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, short-term investments and accounts receivable. The Company maintains deposit accounts in federally insured financial institutions in excess of federally insured limits. The Company also maintains investments in money market funds that are not federally insured. Additionally, the Company has established guidelines regarding investment instruments and their maturities, which are designed to maintain preservation of principal and liquidity.
No single customer represented over 10% of the Company’s total net sales or accounts receivable, net for fiscal years 2026, 2025 and 2024.
Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis. The Company reduces the carrying value of inventories for items that are potentially excess, obsolete, or slow-moving based on changes in customer demand, technology developments, or other economic factors.

Property, Plant, and Equipment
Property, Plant, and Equipment
Property, plant, and equipment is stated at cost and depreciated over the useful lives of the assets using the straight-line method. Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. The Company assesses property, plant, and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. The cost of interest that is incurred in connection with significant ongoing construction projects is capitalized using a weighted average interest rate. These costs are included in property, plant, and equipment and amortized over the useful life of the related asset. Upon retirement or disposal of property, plant, and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts. The difference, if any, between the net asset value and the proceeds, is recognized in earnings.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill attributed to the Company represents the historical goodwill balances in the Parent’s Diabetes business arising from acquisitions specific to the Company. Goodwill is the excess of the purchase price over the estimated fair value of identified net assets of acquired businesses. The Company assesses goodwill for impairment annually in the third quarter of the fiscal year and whenever an event occurs, or circumstances change that would indicate the carrying amount may be impaired. The Company operates as a single segment, which is considered to be the sole reporting unit. Therefore, impairment testing for goodwill is performed at the enterprise level. The Company calculates the excess of the reporting unit’s fair value over its carrying amount, including goodwill, utilizing a discounted cash flow analysis and revenue and earnings multiples using comparable public company information. The test for impairment of goodwill requires the Company to make several estimates related to projected future cash flows and appropriate multiples to determine the fair value of the goodwill reporting unit. Significant assumptions used in the reporting unit fair value measurements include forecasted cash flows, including revenue and expense growth rates, discount rate, and revenue and earnings multiples. An impairment loss is recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.
Intangible assets include purchased technology, patents, trademarks, tradenames, and customer relationships. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives typically ranging from 7 to 20 years. Amortization is recognized within cost of products sold and selling, general, and administrative expenses in the consolidated statements of operations. Intangible assets with a definite life are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group, which includes intangible assets, may not be recoverable. When events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, the Company compares the asset group’s carrying value to its respective undiscounted future cash flows. If the carrying value is not recoverable, an impairment loss is recognized based on the amount by which the carrying value exceeds the fair value. The fair value of the asset group is estimated by utilizing a discounted cash flow analysis.

Lessor Arrangements
Lessor Arrangements
In certain geographies, insulin pumps are leased to customers, including on a stand-alone basis or in arrangements that include the pump and ongoing purchase of consumable products, which are accounted for as operating leases. The lease terms are typically up to four years. For arrangements that contain both pumps and consumables, consideration is allocated between the lease and non-lease components based on the relative standalone price. Operating lease revenue is recognized within net sales in the consolidated statements of operations and represented less than 3 percent of the Company’s total net sales for fiscal years 2026, 2025 and 2024. Assets related to operating leases are reported within property, plant, and equipment, net in the consolidated balance sheets.

Self-Insurance
Self-Insurance
Effective March 1, 2026, upon the Separation, the Company concluded its participation in Medtronic’s self-insurance program and implemented a standalone insurance program. The Company maintains commercial insurance coverage for certain risks and retains exposure to losses within specified deductibles and self-insured retentions.
The Company records liabilities for retained risks based on historical claims experience, actuarial analyses, and other relevant assumptions. Given the Company’s limited standalone claims history following the Separation, these liabilities are estimated using a combination of historical claims experience from Medtronic’s legacy program, industry data, exposure-based assumptions, and actuarial analyses. These estimates are subject to inherent uncertainty and may differ from actual results due to claim development, legal outcomes, and changes in economic and market conditions.

Pensions
Pensions
Prior to the Separation, certain of the Company’s employees participated in defined benefit plans sponsored by Medtronic. During that period, the Company did not recognize assets or liabilities related to the funded status of those plans because MiniMed was not the legal sponsor. Accordingly, for periods prior to the Separation, the accompanying consolidated statements of operations reflect the cost of those plans as if they were multi-employer plans. In connection with the Separation, MiniMed assumed certain non-U.S. defined benefit pension obligations and, for certain plans related plan assets attributable to active MiniMed employees that were legally transferred from Medtronic to MiniMed.
Following the Separation, the Company measures its defined benefit retirement plan obligations using actuarial valuations. The Company recognizes the funded status of its defined benefit pension plans on the consolidated balance sheets and recognizes changes in the funded status arising during the period that are not recognized as components of net periodic benefit cost within other comprehensive income, net of income taxes. The projected benefit obligation represents the actuarial present value of benefits expected to be paid upon our employee’s expected date of separation or retirement. Amounts recognized for the Company’s defined benefit pension plans are based on estimates and assumptions, including among other things, discount rates, pension increase, salary increase, and other actuarial assumptions. See Note 15. “Pension”, for more information.

Fair Value Measurements
Fair Value Measurements
The Company follows the authoritative guidance on fair value measurements and disclosures with respect to assets and liabilities that are measured at fair value on both a recurring and non-recurring basis. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The authoritative guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The categorization of financial assets and financial liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels defined as follows:
•Level 1 - Inputs are quoted prices in active markets for identical assets or liabilities.
•Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly.
•Level 3 - Inputs are unobservable for the asset or liability.

Revenue Recognition/Shipping and Handling
Revenue Recognition
The Company derives its revenues from the sale of reusable and single-use products which together comprise AID systems and smart multiple daily injection (MDI) systems. In the United States, the Company primarily sells its products directly to patients and indirectly to independent distributors. Outside of the United States, the diabetes market is highly varied, with nuanced differences in sales process and country-specific factors like tenders, vendor rankings for access, and varying levels of government involvement in procurement, fulfillment, and reimbursement. The Company recognizes revenue when control is transferred to the customer. Revenue for insulin pumps, smart insulin pens, CGMs, other consumables, and software is generally recognized at a point in time. Revenue for services, such as patient training and education and care management, is recognized as services are rendered. For products sold through direct sales representatives and independent distributors, control is typically transferred upon shipment or upon delivery, based on the contract terms and legal requirements. Payment terms vary depending on the country of sale, type of customer, and type of product and generally range from 30 days to 180 days.
The Company considers the individual deliverables in its product offerings to be separate performance obligations. If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative standalone selling price. Contracts for the sale of certain products may include promises related to ongoing monitoring services that are typically provided throughout the four-year warranty period. As there is no standalone value for these services, the Company estimates the value by applying the expected cost plus margin approach. The services were determined to be both qualitatively and quantitatively immaterial in the context of the contract, and the Company has elected to account for these using the practical expedient under ASC 606 which permits a company to make a cost accrual for the costs of providing the services if revenue is recognized before those immaterial services are transferred to the customer. The cost accrual for these services is included in other accrued expenses and other liabilities in the consolidated balance sheets.
Shipping and handling are treated together as a fulfillment activity rather than a promised service, and therefore, is not considered a performance obligation. Taxes assessed by a governmental authority that are both imposed on, and concurrent with, a specific revenue producing transaction and collected by the Company from customers (for example, sales, use, value added, and some excise taxes) are not included in revenue. For contracts that have an original duration of one year or less, the Company uses the practical expedient applicable to such contracts and does not adjust the transaction price for the time value of money.
Generally, the Company offers a 30-day right of return to customers that purchase directly from the Company. Distributors do not have rights of return. The amount of revenue recognized reflects sales rebates and returns and other revenue adjustments, which are estimated based on sales terms, historical experience, expected volumes, and trend analysis. In estimating rebates, the Company considers the lag time between the point of sale and the payment of the rebate claim, the stated rebate rates, and other relevant information. In estimating returns, the Company considers the historical experience, adjusted for any known or expected changes. The Company records adjustments to rebates and returns reserves as increases or decreases of revenue.
The Company records a deferred revenue liability if a customer pays consideration, or the Company has the right to invoice, before the Company transfers a good or service to the customer. Deferred revenue primarily relates to software upgrades for certain products.
Shipping and Handling
Shipping and handling costs incurred to physically move product from the Company’s premises to the customer’s premises are recognized in selling, general, and administrative expenses in the consolidated statements of operations and were $56 million, $49 million and $50 million in fiscal years 2026, 2025 and 2024, respectively. Other shipping and handling costs incurred to store, move, and prepare products for shipment are recognized in cost of products sold in the consolidated statements of operations.

Warranty
Warranty
The Company offers warranties on certain product offerings. The majority of the Company’s warranty liability relates to the four-year warranty on insulin pumps offered to original users and may replace any pumps that do not function as intended, in accordance with the product specifications within the warranty period. Estimated warranty costs associated with a product are recorded within cost of products sold at the time revenue is recognized. The Company estimates future warranty costs by analyzing historical and anticipated rates of warranty claims and the number and cost of units sold. The Company assesses the adequacy of the warranty reserves on a quarterly basis and adjusts these amounts as necessary.

Research and Development
Research and Development
Research and development costs are expensed when incurred. Research and development costs include costs of research, engineering, and technical activities to develop a new product or service or make significant improvement to an existing product or manufacturing process. Research and development costs also include pre-approval regulatory and clinical trial expenses.

Contingencies
Contingencies
The Company records a liability in the consolidated financial statements on an undiscounted basis for loss contingencies related to legal actions when a loss is known or considered probable, and the amount may be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is reasonably possible but not known or probable, and may be reasonably estimated, the estimated loss or range of loss is disclosed.

Income Taxes
Income Taxes
Prior to the Separation, the Company’s operations were included in the foreign and domestic income tax returns of Medtronic plc and its U.S. and foreign affiliates, as applicable. For periods prior to the Separation, the income tax amounts presented in the consolidated financial statements were prepared on a stand-alone basis in accordance with ASC 740, Income Taxes, using the separate return method. Under this method, the Company calculated current and deferred income taxes as if it had filed separate tax returns in each jurisdiction in which it operated. Current income taxes were determined based on the amount of hypothetical tax payable to, or refundable from, Medtronic as if the Company was a separate taxpayer for the relevant period. Deferred income taxes were recognized for temporary differences and any carryforwards that would have arisen on a hypothetical separate return basis, and the Company assessed the realizability of deferred tax assets and the need for a valuation allowance based on projected separate return results. For periods prior to the Separation, current income tax liabilities, including amounts related to unrecognized tax benefits associated with our operations and included in Medtronic’s income tax returns, were deemed settled through net parent investment in the consolidated balance sheets, with the corresponding activity reflected in net transfers from parent within financing activities in the consolidated statement of cash flows. Following the Separation, liabilities for unrecognized tax benefits for which the Company is responsible are recorded in the consolidated balance sheet based on the relevant facts and circumstances, including the extent to which tax authorities may assert that the Company is the primary obligor for historical tax matters.
Post separation, the Company’s operating footprint, as well as tax return elections and assertions may be different and therefore, the Company’s income taxes, as presented in the consolidated financial statements for periods prior to the Company’s IPO, may not be indicative of the Company’s future income taxes.
Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax balances on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax balances is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent it is believed such assets are more likely than not to be realized. In making such a determination, the Company considers all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If it is determined that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized. Post-Separation, liabilities related to unrecognized tax benefits for which the Company is liable are reported within the consolidated balance sheet based upon tax authorities’ ability to assert that the Company may be the primary obligor for historical taxes, among other factors.
Other Operating Expense (Income), Net
Other Operating Expense (Income), Net
Other operating expense (income), net primarily includes restructuring expense, royalty expense, foreign currency hedging gains and losses, currency remeasurement, and expenses and income associated with research and development funded arrangements.

Other Non-Operating Expense, Net	Other Non-Operating Expense, Net Other non-operating expense, net includes investment gains and losses.
Currency Translation
Currency Translation
Assets and liabilities of non-U.S. dollar functional currency entities are translated to U.S. dollars at period-end exchange rates, and the currency impacts arising from the translation of the assets and liabilities are recorded as a cumulative translation adjustment, a component of accumulated other comprehensive income (loss), on the consolidated balance sheets. Elements of the consolidated statements of operations are translated at the average monthly currency exchange rates in effect during the period. Currency transaction gains and losses are included in other operating expense (income), net in the consolidated statements of operations.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award, and the portion that is ultimately expected to vest is recognized as compensation expense over the requisite service period on a straight-line basis. The Company’s stock-based compensation expense is based on stock option awards, restricted stock unit awards, performance share unit awards, and employee stock purchase plan expenses. The Company estimates the fair value of stock options issued under the 2026 MiniMed Group, Inc. Long Term Incentive Plan (the “MiniMed LTIP”), and employee purchase rights under the MiniMed Group, Inc. 2026 Employee Stock Purchase Plan (“ESPP”) using the Black-Scholes option pricing model on the date of grant. The Black-Scholes option pricing model requires the use of assumptions about a number of variables, including stock price volatility, expected term, dividend yield and risk-free interest rate (refer to Note 9. “Stock-based Compensation”). The fair value of restricted stock unit (RSU) awards issued under the Company’s stock incentive plans that vest solely based on service, is estimated based on the fair market value of the underlying stock on the date of grant. Performance share unit awards (PSU) vest based upon predefined company performance metrics and the awardee’s continuing service through the measurement date. The fair value of these awards is generally estimated based on the fair market value of the underlying stock on the date of grant. These awards vest upon the Company’s actual performance relative to predefined performance metrics and subject to the awardee’s continuous service through the respective measurement dates as defined in the award agreements. At each reporting period, the Company reassesses the probability of the achievement of such performance metrics. For certain PSUs with market-based criteria, the Company uses a Monte Carlo methodology to estimate the fair value at the date of grant. Any expense change resulting from an adjustment in the estimated shares to ultimately vest is recorded in the period of adjustment. With respect to RSU awards with a market condition, the Company recognizes compensation expense ratably over the requisite service period under an award based on the fair market value of the award at the time of grant, regardless of whether the market condition is satisfied. Previously recognized compensation cost would be reversed only if the employee terminated employment before completing the requisite service period. The Company’s consolidated statements of operations also include allocations of stock-based compensation expense from Medtronic for periods presented prior to the Company’s IPO.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares that were outstanding for the period, without consideration for common share equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of dilutive common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common share equivalents are comprised of potential ESPP shares, unvested RSUs and PSUs, and restricted stock awards, and stock options outstanding under our stock-based compensation plans. Adjustments to the denominator are required to reflect the related dilutive shares. For all periods presented, there was no difference in the number of shares used to calculate basic and diluted shares outstanding as the Company incurred a net loss, and all potentially dilutive securities were anti-dilutive.
Immediately prior to the IPO, on March 5, 2026, the Company’s outstanding common stock was converted from 100 shares of common stock to 252,813,348 shares of common stock. On March 6, 2026, the Company launched its IPO through the sale of 28,000,000 shares of common stock. For the purposes of the Company’s earnings per share calculations, the converted shares are being retrospectively reflected for all periods presented.
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares that were outstanding for the period, without consideration for common share equivalents. Diluted net income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of dilutive common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common share equivalents are comprised of potential ESPP shares, unvested RSUs and PSUs, and stock options outstanding under our stock-based compensation plans. Adjustments to the denominator are required to reflect the related dilutive shares. For the period presented, there was no difference in the number of shares used to calculate basic and diluted shares outstanding as all potentially dilutive securities were anti-dilutive.

Recently Adopted Accounting Standards and Accounting Pronouncements Issued and Not Yet Adopted
Recently Adopted Accounting Standards
Income Taxes
In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Improvements to Income Tax Disclosures (Topic 740), which requires incremental annual disclosures on income taxes, including rate reconciliations, income taxes paid, and other disclosures. The Company adopted this guidance prospectively beginning in the fourth quarter of fiscal year 2026 for the annual report. The adoption of this guidance did not have a material impact to the Company’s consolidated financial statements but did require additional disclosures. Refer to Note 8. “Income Taxes”, for additional information.
Accounting Pronouncements Issued and Not Yet Adopted
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (Topic 220-40), which requires tabular disclosures disaggregating certain costs and expenses within relevant income statement captions. The Company will adopt this guidance beginning in the fourth quarter of fiscal year 2028 for its annual reports and for interim periods starting in fiscal year 2029. The Company is currently evaluating the potential effect that the updated standard will have on its financial statement disclosures.
Internal-Use Software
In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software (Subtopic 350-40), to increase the operability of the recognition guidance by removing all references to “development stages” and clarifying when an entity is required to start capitalizing software costs. This accounting guidance is effective for the Company beginning in the first quarter of fiscal year 2029. The Company is currently evaluating the potential effect that the updated standard will have on its financial statement disclosures.
Derivatives and Hedging and Revenue from Contracts with Customers
In September 2025, the FASB issued ASU 2025-07, Derivative Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (Topics 815 and 606). The guidance refines the scope of Topic 815 to clarify which contracts are subject to derivative accounting. This ASU also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. This accounting guidance is effective for the Company beginning in the first quarter of fiscal year 2028, with early adoption permitted. The Company is currently evaluating the potential effect that the updated standard will have on its financial statements.
Government Grants
In December 2025, the FASB issued ASU 2025-10, Accounting for Government Grants Received by Business Entities (Topic 832), to establish authoritative guidance on the accounting for government grants received by business entities, including guidance for grants related to an asset and grants related to income. This accounting guidance is effective for the Company beginning in the first quarter of fiscal year 2030. The Company is currently evaluating the potential effect that the updated standard will have on its financial statements.
Recently Adopted Accounting Standards
For the three months ended July 31, 2026, there were no newly adopted accounting pronouncements that materially impacted the Company’s condensed consolidated financial statements.
Accounting Pronouncements Issued and Not Yet Adopted
The Company considers the applicability and impact of all accounting standards updates issued by the Financial Accounting Standards Board (“FASB”). There have been no material updates to the accounting pronouncements previously disclosed in the Annual Report on Form 10-K for the fiscal year ended April 24, 2026, and the Company does not expect any other recently issued accounting pronouncements to have a material impact on its condensed consolidated financial statements. For a discussion of accounting pronouncements issued but not yet adopted, refer to Note 2. “Summary of Significant Accounting Policies,” to the consolidated financial statements included in the Company’s most recently filed Annual Report on Form 10-K.

Derivatives, Policy
Derivatives
The Company uses derivative financial instruments to mitigate exposures to changes in foreign currency exchange rates. The duration of these contracts is generally less than 12 months. Derivative instruments are used solely for risk management purposes and are not entered into for trading or speculative purposes. The Company’s foreign currency forward contracts are primarily used to economically hedge monetary assets and liabilities denominated in currencies other than the functional currency of the respective entity. The Company may designate certain derivative instruments as accounting hedges under ASC 815 when specific hedge accounting criteria are met. During the quarter ended July 31, 2026, none of the derivative instruments were designated hedges under ASC 815. Derivative instruments that are not designated as accounting hedges are intended to offset transaction gains and losses associated with the remeasurement of certain assets and liabilities denominated in currencies other than their functional currencies. All derivative instruments are recognized as either assets or liabilities on the consolidated balance sheets and measured at fair value at each reporting date. Changes in the fair value of derivative instruments that are not designated under ASC 815 are recognized in earnings in the period in which they occur.